INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Government grants (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
At the beginning of the year	$ 784	$ 3,605	$ 10,208
Received during the year	1,766	4,749	32,073
Currency conversion differences	$ (2,550)	(5,268)	(13,944)
Released to the statement of profit or loss		(2,302)	(24,732)
At the end of year		$ 784	$ 3,605